Authorization of the consolidated financial statements:	12 Months Ended
Dec. 31, 2025
Authorization of the consolidated financial statements:
Authorization of the consolidated financial statements:

Note 24 - Authorization of the consolidated financial statements:

The consolidated financial statements and their twenty four notes are an integral part of the consolidated financial statements, which were authorized and proposed for their issuance to the Board of Directors by Mr. Adolfo Castro Rivas, Chief Executive Officer and Chief Financial Officer of Grupo Aeroportuario del Sureste, S.A.B. de C.V.